Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Raw materials	$ 10,501,330	$ 24,695,737
Finished goods	20,620,684	15,296,147
Goods in transit		8,108
Inventories, Gross	31,122,014	39,999,992
Less: inventory write-down	(3,931,217)
Total inventories, net	$ 27,190,797	$ 39,999,992